Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
March 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT1-0523
1.9887616.104
Municipal Bonds - 89.5%
	Principal Amount (a)	Value ($)
Alabama - 4.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	155,000	166,171
Black Belt Energy Gas District Bonds:
Series 2022 B1, 4%, tender 10/1/27 (b)	4,705,000	4,628,635
Series 2022 C1, 5.25%, tender 6/1/29 (b)	19,000,000	20,012,725
Series 2022 F, 5.5%, tender 12/1/28 (b)	15,000,000	15,831,755
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2021 A, 3% 2/1/46	1,000,000	749,289
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	145,000	155,101
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	2,080,000	2,061,950
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	255,000	254,990
5% 3/1/36	460,000	441,659
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	7,400,000	7,910,089
TOTAL ALABAMA		52,212,364
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	175,000	182,062
4% 12/1/29	290,000	312,650
5% 12/1/28	400,000	449,585
5% 6/1/29	300,000	339,841
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	245,000	239,039
TOTAL ALASKA		1,523,177
Arizona - 2.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 3.995%, tender 1/1/37 (b)(c)	150,000	140,580
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	230,000	234,659
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A, 3% 2/1/45	3,625,000	2,898,910
Series 2021 A, 5% 2/1/29	410,000	465,806
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	55,000	36,016
5% 5/1/51	55,000	35,444
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	340,000	387,449
5% 7/1/38	550,000	624,327
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	10,695,000	11,207,962
Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (b)(d)	370,000	368,531
Coconino County Poll. Cont. Corp. Rev. Bonds:
(Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	900,000	908,223
(Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(d)	545,000	551,927
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	130,000	143,458
5% 7/1/31	190,000	209,024
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	15,000	13,013
5% 7/1/48	20,000	16,070
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	175,000	185,494
Series 2021 A, 4% 9/1/51	295,000	275,779
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	198,073
6% 1/1/48 (e)	395,000	278,180
Maricopa County Rev.:
Series 2016 A, 5% 1/1/33	305,000	327,948
Series 2017 D, 3% 1/1/48	1,260,000	973,125
Series 2019 E, 3% 1/1/49	745,000	569,812
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	55,000	58,361
5% 7/1/36 (d)	90,000	94,274
5% 7/1/37 (d)	65,000	67,793
Series 2017 B:
5% 7/1/29	125,000	137,234
5% 7/1/33	175,000	190,304
5% 7/1/36	205,000	220,053
5% 7/1/37	125,000	133,597
Series 2019 B, 5% 7/1/35 (d)	720,000	778,352
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	410,000	455,012
Pima County Indl. Dev. Auth. Rev. Series 2021 A, 4% 4/1/46	1,905,000	1,764,659
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	450,000	487,733
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	480,000	346,990
TOTAL ARIZONA		25,784,172
California - 2.6%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	172,548
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,000,000	932,559
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	10,000	10,026
Series 2016, 5% 9/1/29	110,000	119,741
Series 2020, 4% 11/1/37	575,000	599,770
Series 2022:
4.75% 12/1/42	1,825,000	1,974,300
5% 4/1/47	3,050,000	3,403,754
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	1,864,493	1,775,493
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (e)	100,000	97,066
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	100,000	96,608
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,685,000	1,674,569
Series 2022 C:
5% 8/1/31	190,000	229,582
5% 8/1/34	350,000	416,699
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	195,000	178,515
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	68,843
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	250,000	213,112
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	255,000	202,660
Long Beach Unified School District Series 2009, 5.5% 8/1/29	10,000	10,021
Los Angeles Dept. Arpt. Rev. Series 2019 F, 5% 5/15/31 (d)	1,330,000	1,459,812
Los Angeles Dept. of Wtr. & Pwr. Rev. Series B, 5% 7/1/50	1,435,000	1,561,289
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/40	30,000	33,595
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (d)	255,000	267,104
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	188,680
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	285,000	318,152
4% 8/1/32	400,000	446,000
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	90,000	94,919
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	300,000	226,025
Series 2011, 0% 8/1/46	60,000	21,088
Series B:
0% 8/1/37	395,000	233,418
0% 8/1/39	1,200,000	637,128
0% 8/1/41	200,000	95,543
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	50,000	51,154
5% 9/1/26	65,000	67,940
5% 9/1/29	135,000	140,669
5% 9/1/31	60,000	62,236
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	227,915
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	685,000	767,891
5% 5/1/52	1,160,000	1,290,652
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	180,000	126,119
Series 2008 E, 0% 7/1/47 (f)	440,000	328,934
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (d)	360,000	389,305
5% 5/1/49 (d)	3,960,000	4,089,613
Series 2019 B, 5% 5/1/49	275,000	293,515
Series 2019 E, 5% 5/1/50 (d)	395,000	407,557
Series 2022 A:
5% 5/1/26 (d)	920,000	969,703
5% 5/1/27 (d)	930,000	997,152
5% 5/1/28 (d)	1,245,000	1,353,263
5% 5/1/29 (d)	835,000	920,943
Series 2022 B, 5% 5/1/52	2,525,000	2,758,140
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,075,000	381,043
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	252,034
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	230,000	237,111
TOTAL CALIFORNIA		33,871,508
Colorado - 3.5%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	125,000	127,423
5% 10/1/43	160,000	160,599
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	85,000	85,257
4% 9/1/36	65,000	64,748
5% 9/1/46	370,000	375,905
Series 2019 A:
5% 11/1/25	540,000	569,404
5% 11/15/39	700,000	765,121
Series 2019 A1, 4% 8/1/44	4,960,000	4,536,459
Series 2019 A2:
3.25% 8/1/49	1,070,000	789,258
4% 8/1/49	1,240,000	1,106,196
5% 8/1/44	4,585,000	4,731,534
Series 2020 A, 4% 9/1/50	305,000	258,244
Series 2022 A, 5% 5/15/47	2,030,000	2,195,572
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	140,000	141,752
Series 2019 H, 4.25% 11/1/49	250,000	253,368
Series 2022 F, 5.25% 11/1/52	610,000	647,921
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	1,030,000	1,171,935
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	175,000	186,973
5% 11/15/27 (d)	150,000	162,092
Series 2018 A:
4% 12/1/43 (d)	9,260,000	8,904,713
5% 12/1/30 (d)	390,000	436,148
5% 12/1/34 (d)	260,000	297,997
5% 12/1/36 (d)	255,000	270,316
5% 12/1/37 (d)	505,000	532,897
Series 2022 A, 5% 11/15/33 (d)	3,815,000	4,372,183
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,550,000	1,711,174
5% 9/15/46	2,375,000	2,616,800
Series 2020 B:
5% 9/15/28	770,000	875,890
5% 9/15/29	1,430,000	1,659,661
Denver Health & Hosp. Auth. Healthcare Rev. Series 2019 A:
4% 12/1/38	1,250,000	1,153,612
4% 12/1/39	1,720,000	1,574,142
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	705,000	795,156
5% 9/1/40	820,000	831,241
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	305,000	297,258
Series 2021 C3B, 2%, tender 10/15/26 (b)	260,000	251,761
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	47,000	50,163
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	84,117
TOTAL COLORADO		45,044,990
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	145,000	151,477
Series 2016 B, 5% 5/15/26	365,000	393,980
Series 2018 A, 5% 4/15/37	680,000	737,302
Series 2018 F:
5% 9/15/23	130,000	131,416
5% 9/15/24	165,000	170,867
5% 9/15/25	165,000	175,123
Series 2021 A:
3% 1/15/39	380,000	339,500
3% 1/15/40	295,000	259,116
Series 2021 D, 5% 7/15/24	335,000	345,480
Series 2022 B, 4% 1/15/36	535,000	566,721
Series 2022 D, 5% 9/15/28	295,000	335,083
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	25,000	26,752
5% 7/1/27	20,000	21,767
5% 7/1/28	30,000	32,495
5% 7/1/29	20,000	21,664
Bonds Series 2017 C2, 2.8%, tender 2/3/26 (b)	5,250,000	5,224,110
Series 2016 K, 4% 7/1/46	445,000	398,977
Series 2019 A:
4% 7/1/49	1,000,000	863,868
5% 7/1/26 (e)	350,000	347,963
5% 7/1/26	2,875,000	3,001,015
5% 7/1/27 (e)	205,000	203,775
5% 7/1/49 (e)	420,000	363,812
Series 2019 Q-1, 5% 11/1/26	255,000	277,217
Series 2020 A, 4% 7/1/40	390,000	378,771
Series 2021 G:
4% 3/1/46	305,000	292,579
4% 3/1/51	490,000	461,586
Series 2021 S, 4% 6/1/51	380,000	346,901
Series 2022 M:
4% 7/1/39	585,000	555,666
4% 7/1/52	570,000	523,120
Series K1:
5% 7/1/27	25,000	25,683
5% 7/1/29	65,000	67,080
5% 7/1/30	50,000	51,484
5% 7/1/31	410,000	421,369
5% 7/1/33	80,000	81,964
5% 7/1/34	580,000	592,702
Series K3, 5% 7/1/43	605,000	588,340
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	415,000	406,072
Series 2023 A, 5.25% 11/15/53	6,740,000	7,330,466
Series C:
5% 5/15/23 (d)	75,000	75,158
5% 11/15/23 (d)	350,000	354,044
5% 5/15/24 (d)	630,000	642,523
5% 11/15/24 (d)	295,000	303,675
5% 11/15/25 (d)	260,000	272,463
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	190,000	207,157
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	230,000	233,319
5% 4/1/39 (e)	295,000	293,547
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	55,000	59,778
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (e)	655,000	492,012
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	260,000	276,826
5% 11/1/36	1,500,000	1,639,353
TOTAL CONNECTICUT		31,363,118
Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	294,000	338,360
Series 2020 A, 5% 1/1/31	294,000	344,448
TOTAL DELAWARE		682,808
District Of Columbia - 0.9%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	380,000	403,108
5% 2/1/28	380,000	427,766
5% 2/1/29	505,000	580,532
Series 2021 E:
5% 2/1/27	1,285,000	1,413,364
5% 2/1/29	1,070,000	1,230,039
District of Columbia Rev. Series 2018, 5% 10/1/48	2,100,000	2,152,444
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	210,000	232,957
5% 10/1/32	265,000	293,557
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	1,290,000	960,927
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (d)	335,000	360,348
5% 10/1/30 (d)	415,000	444,749
5% 10/1/31 (d)	75,000	80,197
5% 10/1/32 (d)	115,000	122,579
5% 10/1/33 (d)	55,000	58,511
5% 10/1/35 (d)	125,000	131,799
5% 10/1/42 (d)	255,000	262,857
Series 2019 A, 5% 10/1/25 (d)	180,000	188,597
Series 2020 A:
5% 10/1/26 (d)	650,000	692,936
5% 10/1/27 (d)	225,000	242,676
5% 10/1/28 (d)	115,000	125,962
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/33	1,145,000	1,397,189
TOTAL DISTRICT OF COLUMBIA		11,803,094
Florida - 2.6%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	90,000	94,276
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	265,000	265,425
Series 2015 C, 5% 10/1/24 (d)	130,000	133,042
Series 2017:
5% 10/1/25 (d)	15,000	15,625
5% 10/1/26 (d)	50,000	52,894
5% 10/1/27 (d)	50,000	53,603
5% 10/1/29 (d)	135,000	144,242
5% 10/1/30 (d)	35,000	37,373
5% 10/1/32 (d)	175,000	186,533
5% 10/1/33 (d)	65,000	69,122
5% 10/1/34 (d)	65,000	68,730
5% 10/1/35 (d)	75,000	78,889
5% 10/1/36 (d)	100,000	104,626
5% 10/1/37 (d)	115,000	119,834
5% 10/1/42 (d)	655,000	673,832
5% 10/1/47 (d)	305,000	311,559
Series 2019 A, 5% 10/1/49 (d)	705,000	733,103
Series A:
5% 10/1/28 (d)	150,000	155,691
5% 10/1/30 (d)	175,000	181,546
5% 10/1/31 (d)	150,000	155,555
5% 10/1/32 (d)	140,000	144,748
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	35,000	37,566
Series 2015 A, 5% 7/1/27	50,000	52,487
Series 2015 B, 5% 7/1/24	140,000	143,807
Series 2016, 5% 7/1/32	110,000	117,428
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	220,000	231,067
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	105,000	110,199
5% 7/1/32	620,000	649,045
Series 2016 A, 5% 7/1/33	70,000	74,347
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	710,000	524,441
4% 8/15/45	215,000	191,371
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	325,000	332,206
Series 2015 C:
5% 10/1/30	165,000	169,503
5% 10/1/40	100,000	100,658
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	110,000	117,567
5% 10/1/31	120,000	128,050
Series 2015 B:
5% 10/1/28	50,000	52,907
5% 10/1/30	90,000	94,942
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	50,000	50,883
Series 2016:
5% 10/1/24 (d)	150,000	153,510
5% 10/1/26 (d)	85,000	89,920
5% 10/1/27 (d)	50,000	53,603
Series 2017 A:
5% 10/1/25 (d)	15,000	15,588
5% 10/1/25 (Escrowed to Maturity) (d)	35,000	36,646
5% 10/1/27 (d)	25,000	26,801
5% 10/1/27 (Escrowed to Maturity) (d)	80,000	87,195
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	150,000	164,486
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	165,000	180,935
5% 10/1/31 (d)	435,000	464,209
5% 10/1/34 (d)	305,000	322,500
5% 10/1/37 (d)	315,000	328,242
Series 2019 A, 5% 10/1/54 (d)	2,460,000	2,549,284
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	15,000	15,336
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (d)	155,000	162,398
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/23 (d)	390,000	390,437
Series 2014 A, 5% 10/1/28 (d)	255,000	259,771
Series 2015 A:
5% 10/1/29 (d)	80,000	82,732
5% 10/1/31 (d)	70,000	72,086
5% 10/1/35 (d)	275,000	277,414
5% 10/1/38 (d)	95,000	96,540
Series 2016 A:
5% 10/1/29	75,000	80,308
5% 10/1/31	90,000	95,967
Series 2017 B, 5% 10/1/40 (d)	875,000	900,256
Series 2020 A, 4% 10/1/39	490,000	495,507
Miami-Dade County Cap. Asset Acquisition Series 2009, 0% 10/1/37	3,000,000	1,731,505
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	175,000	176,636
Series 2014 B, 5% 7/1/28	50,000	51,156
Series 2016 A:
5% 7/1/32	215,000	227,737
5% 7/1/33	185,000	195,667
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	205,000	214,943
Series 2016 A:
5% 5/1/30	380,000	403,741
5% 5/1/32	505,000	533,650
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	205,000	242,157
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	115,000	119,038
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	70,000	71,638
5% 10/1/27 (d)	50,000	52,761
5% 10/1/29 (d)	55,000	57,975
5% 10/1/30 (d)	95,000	99,994
5% 10/1/31 (d)	65,000	68,383
5% 10/1/32 (d)	100,000	105,107
5% 10/1/33 (d)	215,000	225,633
5% 10/1/34 (d)	230,000	240,439
5% 10/1/35 (d)	240,000	249,770
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/31	200,000	218,364
5% 11/1/33	350,000	376,208
5% 11/1/36	370,000	388,408
5% 11/1/38	400,000	410,812
5% 11/1/40	400,000	408,021
5% 11/1/42	500,000	504,171
Series 2019, 4% 8/15/49	3,740,000	3,442,804
Palm Beach County Health Facilities Auth. Rev. Series 2021 C, 4% 5/15/28	1,280,000	1,158,639
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	240,000	252,277
5% 8/1/29	300,000	315,277
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	430,000	411,946
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	255,000	272,460
5% 10/1/32	315,000	334,978
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	125,000	128,650
5% 8/15/26	170,000	181,475
5% 8/15/27	115,000	124,856
5% 8/15/28	75,000	81,957
5% 8/15/30	165,000	179,455
5% 8/15/31	160,000	173,857
5% 8/15/32	115,000	124,383
5% 8/15/34	325,000	349,330
5% 8/15/35	215,000	229,304
5% 8/15/42	335,000	344,097
5% 8/15/47	495,000	505,542
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	55,000	55,634
Series 2015 A, 5% 12/1/40	110,000	111,188
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
4% 7/1/45	1,230,000	1,172,850
5% 7/1/50	1,320,000	1,345,814
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/37	235,000	130,166
0% 9/1/49	765,000	202,866
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	65,000	68,495
5% 10/15/49	125,000	130,950
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	50,000	53,173
5% 8/1/32 (Build America Mutual Assurance Insured)	255,000	270,393
TOTAL FLORIDA		33,887,123
Georgia - 4.1%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (d)	170,000	171,659
Series 2019 B, 5% 7/1/25 (d)	140,000	145,907
Series 2022 B, 5% 7/1/34 (d)	1,005,000	1,142,275
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	930,000	623,009
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	825,000	823,549
Series 2013 1st, 2.925%, tender 3/12/24 (b)	1,555,000	1,543,539
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	500,000	553,849
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	1,470,000	1,534,361
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	265,000	268,631
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	110,000	106,140
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	2,845,000	2,171,410
Georgia Gen. Oblig.:
Series 2021 A, 4% 7/1/34	3,325,000	3,680,064
Series 2022 A, 5% 7/1/33	1,025,000	1,258,215
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	325,000	334,567
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	190,000	192,803
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	295,000	297,138
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	180,000	181,305
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	210,000	210,525
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	150,000	149,573
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	155,000	175,580
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	295,000	331,447
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	175,000	196,621
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	260,000	291,200
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	180,000	201,600
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	585,000	684,958
5% 6/1/32	880,000	1,028,772
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	115,000	103,779
5% 8/1/39	105,000	106,543
5% 8/1/43	140,000	141,610
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	415,000	419,868
4% 7/1/43	435,000	412,863
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	1,295,000	1,297,353
Series 2021 A, 4%, tender 9/1/27 (b)	14,680,000	14,674,985
Series 2022 B, 5%, tender 6/1/29 (b)	1,790,000	1,860,223
Series 2022 E, 4%, tender 12/1/29 (b)	5,470,000	5,348,408
Series 2023 A, 5%, tender 6/1/30 (b)	6,860,000	7,156,184
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.):
Series 2014, 5% 4/1/24 (Escrowed to Maturity)	255,000	261,056
Series 2021:
4% 4/1/37	295,000	298,405
5% 4/1/30	160,000	180,508
5% 4/1/36	165,000	182,066
Series 2020 B:
4% 9/1/37	395,000	409,512
4% 9/1/38	515,000	530,608
5% 9/1/25	365,000	387,074
5% 9/1/32	370,000	435,963
TOTAL GEORGIA		52,505,705
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2018 A:
5% 7/1/29 (d)	65,000	70,211
5% 7/1/30 (d)	75,000	80,941
5% 7/1/31 (d)	75,000	80,898
5% 7/1/32 (d)	75,000	80,801
5% 7/1/33 (d)	75,000	80,646
5% 7/1/48 (d)	4,170,000	4,293,214
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	60,000	60,596
Honolulu City & County Gen. Oblig. Series 2022 A:
5% 11/1/24	250,000	259,551
5% 11/1/25	110,000	117,147
TOTAL HAWAII		5,124,005
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	30,219
Illinois - 9.3%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	465,000	453,044
Series 2015 C, 5.25% 12/1/39	85,000	85,894
Series 2016 B, 6.5% 12/1/46	100,000	105,413
Series 2017 A, 7% 12/1/46 (e)	140,000	151,858
Series 2017 C:
5% 12/1/24	290,000	294,780
5% 12/1/25	165,000	169,699
5% 12/1/26	100,000	103,711
5% 12/1/30	130,000	134,888
Series 2017 D:
5% 12/1/23	150,000	150,918
5% 12/1/24	100,000	101,648
5% 12/1/31	150,000	155,522
Series 2018 A:
5% 12/1/25	100,000	102,848
5% 12/1/26	100,000	103,711
5% 12/1/28	240,000	251,970
5% 12/1/30	350,000	363,896
5% 12/1/32	100,000	103,695
5% 12/1/35	100,000	102,117
Series 2018 C, 5% 12/1/46	1,585,000	1,565,400
Series 2019 A:
5% 12/1/28	165,000	173,229
5% 12/1/30	340,000	357,200
5% 12/1/31	190,000	198,479
5% 12/1/33	455,000	472,727
Series 2022 A:
4% 12/1/47	1,500,000	1,266,176
5% 12/1/47	780,000	770,149
Series 2022 B:
4% 12/1/35	585,000	548,148
4% 12/1/36	1,005,000	932,668
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	295,000	315,188
Series 2019 A, 5% 1/1/40	700,000	715,711
Series 2020 A:
5% 1/1/29	870,000	924,273
5% 1/1/30	1,605,000	1,710,644
Series 2021 A:
5% 1/1/32	1,530,000	1,627,766
5% 1/1/34	260,000	274,940
Series 2023 A:
5.25% 1/1/37	1,950,000	2,108,765
5.5% 1/1/43	5,725,000	6,030,498
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (d)	235,000	235,302
Series 2014 A:
5% 1/1/33 (d)	270,000	271,890
5% 1/1/34 (d)	130,000	130,811
Series 2016 A:
4% 1/1/33 (d)	375,000	376,588
5% 1/1/28 (d)	100,000	104,128
Series 2016 B:
4% 1/1/35	80,000	80,731
5% 1/1/36	100,000	103,830
5% 1/1/37	135,000	139,708
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (d)	305,000	312,012
Series 2015 C, 5% 1/1/46 (d)	120,000	121,029
Series 2016 B, 5% 1/1/34	310,000	325,197
Series 2016 C:
5% 1/1/33	140,000	147,220
5% 1/1/34	160,000	167,844
Series 2016 G:
5% 1/1/37 (d)	100,000	103,791
5% 1/1/42 (d)	100,000	102,426
5.25% 1/1/29 (d)	20,000	21,356
5.25% 1/1/31 (d)	20,000	21,337
Series 2017 A, 5% 1/1/31	180,000	194,481
Series 2017 B:
5% 1/1/35	105,000	111,514
5% 1/1/37	430,000	451,651
Series 2017 C:
5% 1/1/30	30,000	32,482
5% 1/1/31	30,000	32,414
5% 1/1/32	30,000	32,292
Series 2017 D:
5% 1/1/28 (d)	150,000	158,802
5% 1/1/29 (d)	125,000	132,251
5% 1/1/32 (d)	135,000	142,318
5% 1/1/34 (d)	205,000	215,475
5% 1/1/35 (d)	150,000	157,093
5% 1/1/36 (d)	190,000	198,074
5% 1/1/37 (d)	100,000	103,791
Series 2018 A:
5% 1/1/37 (d)	1,030,000	1,092,098
5% 1/1/39 (d)	1,005,000	1,056,253
5% 1/1/48 (d)	165,000	169,191
5% 1/1/53 (d)	285,000	291,077
Series 2022 A:
5% 1/1/30 (d)	225,000	248,491
5% 1/1/31 (d)	230,000	256,964
Series 2022 C:
5% 1/1/28 (d)	690,000	742,384
5% 1/1/29 (d)	500,000	545,565
5% 1/1/30 (d)	810,000	894,567
5% 1/1/31 (d)	600,000	670,341
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	135,000	137,313
5% 7/1/48 (d)	1,140,000	1,131,532
Chicago Transit Auth.:
Series 2017, 5% 12/1/46	205,000	210,158
Series 2022 A, 4% 12/1/49	6,000,000	5,679,304
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	90,000	90,255
5% 6/1/25	15,000	15,587
5% 6/1/26	10,000	10,589
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	290,000	312,627
5% 11/15/27	140,000	150,523
5% 11/15/28	185,000	198,840
5% 11/15/29	230,000	247,206
5% 11/15/30	255,000	273,985
Series 2021 A, 5% 11/15/33	550,000	625,126
Series 2021 B:
4% 11/15/25	215,000	221,790
4% 11/15/26	110,000	114,975
4% 11/15/27	110,000	115,983
4% 11/15/28	55,000	58,399
Illinois Fin. Auth.:
Bonds Series 2022 B1, 5%, tender 8/15/25 (b)	2,905,000	3,030,528
Series 2020 A:
3% 5/15/50	2,650,000	1,858,803
3% 5/15/50 (Build America Mutual Assurance Insured)	1,045,000	770,426
3.25% 8/15/49	465,000	363,758
4% 5/15/50	1,760,000	1,593,745
Series 2022 A:
5% 10/1/35	330,000	333,598
5.5% 10/1/39	750,000	764,097
Series 2023 A:
5% 5/15/33	400,000	488,457
5% 5/15/34	450,000	546,873
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	2,785,000	2,297,484
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	60,000	63,083
5% 8/1/30	45,000	47,225
5% 8/1/32	60,000	62,723
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	50,000	50,807
5% 10/1/29	50,000	53,539
5% 10/1/30	50,000	53,461
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	1,585,000	1,494,409
5% 5/15/43	2,105,000	2,155,412
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	60,000	61,082
4% 2/15/33	15,000	15,411
5% 2/15/29	310,000	336,872
5% 2/15/36	70,000	74,680
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	50,000	49,999
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	25,000	25,772
Series 2013:
5% 11/15/28	145,000	145,134
5% 11/15/29	70,000	70,059
Series 2015 C:
4.125% 8/15/37	45,000	43,601
5% 8/15/35	375,000	384,914
5% 8/15/44	1,845,000	1,849,604
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	120,000	125,564
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	60,000	64,846
5% 2/15/29	260,000	275,736
5% 2/15/30	275,000	292,197
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	35,000	37,827
5% 2/15/31	220,000	233,700
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	65,000	70,249
5% 2/15/32	215,000	228,259
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	30,000	32,423
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	255,000	275,594
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	25,000	26,719
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	130,000	140,499
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	105,000	112,220
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	30,000	32,302
Series 2016 B:
5% 8/15/31	375,000	403,103
5% 8/15/32	305,000	326,387
5% 8/15/34	380,000	404,383
5% 8/15/36	530,000	557,850
Series 2016 C:
3.75% 2/15/34	75,000	76,331
4% 2/15/36	315,000	318,842
4% 2/15/41	1,855,000	1,808,128
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	40,000	42,168
5% 2/15/24	5,000	5,094
5% 2/15/31	1,415,000	1,536,120
5% 2/15/32	225,000	243,989
5% 2/15/34	180,000	194,151
Series 2016 D, 4% 2/15/46	2,315,000	2,142,014
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,271
5% 5/15/29	65,000	68,583
5% 12/1/29	85,000	89,664
5% 5/15/30	135,000	141,946
5% 12/1/33	115,000	120,273
5% 12/1/46	1,300,000	1,315,104
Series 2017 A, 5% 8/1/42	45,000	45,259
Series 2017:
5% 1/1/29	170,000	185,998
5% 7/1/34	285,000	308,226
5% 7/1/35	240,000	258,707
Series 2019, 4% 9/1/35	145,000	125,974
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	185,000	187,659
5% 2/1/26	140,000	141,899
5% 4/1/28	115,000	116,692
5% 5/1/28	110,000	111,744
5% 2/1/39	865,000	869,818
5.25% 2/1/31	20,000	20,263
Series 2016:
5% 6/1/26	60,000	63,675
5% 2/1/27	340,000	365,080
Series 2017 C, 5% 11/1/29	870,000	941,691
Series 2017 D, 5% 11/1/27	1,050,000	1,139,902
Series 2020 C, 4.125% 10/1/36	3,000,000	3,043,369
Series 2020, 5.5% 5/1/39	2,000,000	2,212,877
Series 2021 A:
5% 3/1/34	1,035,000	1,164,244
5% 3/1/46	2,165,000	2,289,401
Series 2022 A:
5% 3/1/29	645,000	713,521
5% 3/1/31	705,000	797,369
5% 3/1/36	1,820,000	2,030,116
Series June 2016, 3.5% 6/1/29	1,375,000	1,383,758
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	900,000	880,360
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	433,675	397,686
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	70,000	70,074
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	205,000	214,354
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	355,000	375,072
Series 2019 A, 5% 1/1/44	140,000	149,215
Series 2021 A, 5% 1/1/43	4,670,000	5,100,926
Series A:
5% 1/1/40	335,000	364,381
5% 1/1/41	880,000	956,832
5% 1/1/45	2,975,000	3,198,479
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	355,000	374,943
5% 2/1/35	255,000	268,404
5% 2/1/36	435,000	455,580
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,150,000	1,239,580
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	1,540,000	542,384
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	185,000	58,486
Series 2012 B, 0% 12/15/51	660,000	144,489
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	278,560
Series 1996 A, 0% 6/15/24	155,000	148,574
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	158,586
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,445,000	1,366,292
Series 2017 B:
5% 12/15/25	50,000	51,638
5% 12/15/26	165,000	171,645
5% 12/15/27	20,000	21,058
5% 12/15/31	35,000	36,551
5% 12/15/34	20,000	20,728
Series 2020 A, 5% 6/15/50	560,000	565,349
Series 2020 B, 5% 6/15/42	675,000	691,850
Series 2022 A:
0% 12/15/36	65,000	34,705
0% 12/15/39	515,000	229,642
0% 12/15/40	430,000	180,160
0% 12/15/41	1,225,000	482,814
4% 6/15/52	5,875,000	5,058,847
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	395,000	425,267
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	1,215,000	1,297,568
5% 6/1/28	140,000	149,540
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	275,000	278,888
6.25% 10/1/38	275,000	279,387
Series 2018 A, 5% 4/1/30	210,000	232,236
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	277,621
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	65,000	68,810
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	75,000	79,396
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	75,000	79,396
TOTAL ILLINOIS		120,023,221
Indiana - 0.5%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(d)	2,370,000	2,371,810
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	90,000	80,256
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	140,000	125,998
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	355,000	372,279
Series 2016:
5% 9/1/26	65,000	70,106
5% 9/1/27	30,000	32,289
5% 9/1/28	155,000	166,375
5% 9/1/29	75,000	80,241
5% 9/1/30	70,000	74,736
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/30	245,000	253,009
Series 2021 2, 5% 10/1/41	515,000	573,637
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	180,000	145,316
Series 2021 B, 3% 7/1/50	140,000	137,074
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	340,000	356,594
Series 2016:
4% 1/1/32 (d)	50,000	50,617
4% 1/1/33 (d)	50,000	50,568
4% 1/1/34 (d)	65,000	65,531
4% 1/1/35 (d)	140,000	140,903
5% 1/1/26 (d)	55,000	57,435
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	60,000	67,467
5% 7/1/35	120,000	134,145
5% 7/1/36	130,000	144,408
5% 7/1/37	120,000	132,598
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	495,000	518,403
Series 2020, 4% 4/1/37	245,000	244,706
TOTAL INDIANA		6,446,501
Iowa - 0.6%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	70,000	54,817
5% 5/15/48	710,000	535,020
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53 (g)	4,590,000	4,911,349
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/29 (d)	310,000	344,004
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	295,000	295,943
4% 6/1/36	295,000	288,460
4% 6/1/39	295,000	281,113
5% 6/1/32	265,000	286,848
Series 2021 B1, 4% 6/1/49	410,000	404,673
TOTAL IOWA		7,402,227
Kentucky - 0.8%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	655,000	538,749
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	80,000	85,247
5% 1/1/31	75,000	79,480
5% 1/1/32	75,000	79,440
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	930,000	941,505
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	1,750,000	1,803,029
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	50,000	53,627
5% 5/1/29	275,000	305,546
5% 5/1/32	70,000	77,409
5% 5/1/33	55,000	60,747
5% 5/1/34	65,000	71,351
5% 5/1/35	40,000	43,392
5% 5/1/36	30,000	32,284
Series B, 5% 8/1/23	355,000	357,708
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	2,760,000	2,752,805
Series A, 4% 6/1/24	145,000	145,218
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	130,000	137,437
Series 2020 D, 5%, tender 10/1/29 (b)	155,000	169,661
Series 2013 A, 5.5% 10/1/33	170,000	171,999
Series 2020 A:
3% 10/1/43	1,770,000	1,409,688
5% 10/1/37	360,000	378,955
TOTAL KENTUCKY		9,695,277
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	145,000	147,502
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/49	6,440,000	6,099,774
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	75,000	77,717
5% 12/15/25	155,000	165,154
5% 12/15/26	65,000	70,933
5% 12/15/28	100,000	108,049
5% 12/15/29	70,000	75,471
5% 12/15/30	140,000	150,882
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	265,000	271,436
5% 1/1/31 (d)	125,000	127,661
Series 2017 B:
5% 1/1/27 (d)	20,000	21,199
5% 1/1/28 (d)	10,000	10,587
5% 1/1/32 (d)	20,000	21,048
5% 1/1/33 (d)	35,000	36,732
5% 1/1/34 (d)	10,000	10,475
5% 1/1/35 (d)	20,000	20,875
5% 1/1/37 (d)	295,000	305,145
Series 2017 D2:
5% 1/1/27 (d)	25,000	26,499
5% 1/1/28 (d)	35,000	37,054
5% 1/1/31 (d)	30,000	31,647
5% 1/1/33 (d)	50,000	52,474
5% 1/1/34 (d)	60,000	62,851
5% 1/1/36 (d)	45,000	46,753
5% 1/1/37 (d)	80,000	82,751
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)(g)	1,470,000	1,470,000
TOTAL LOUISIANA		9,530,669
Maine - 0.4%
City of South Portland Series 2022 C, 2.5% 7/15/32	1,355,000	1,303,077
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	235,000	236,278
Series 2016 A:
4% 7/1/41	120,000	108,601
4% 7/1/46	165,000	141,275
5% 7/1/41	525,000	523,577
5% 7/1/46	1,400,000	1,302,007
Series 2017 B:
4% 7/1/25	20,000	20,457
4% 7/1/31	35,000	36,143
4% 7/1/32	25,000	25,740
4% 7/1/34	50,000	50,848
5% 7/1/26	15,000	15,965
5% 7/1/28	25,000	27,079
5% 7/1/29	20,000	21,623
5% 7/1/33	50,000	53,689
5% 7/1/35	40,000	42,473
Maine Hsg. Auth. Mtg. Series 2022 E, 5% 11/15/52	390,000	412,553
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	55,000	57,662
5% 7/1/36	130,000	135,658
5% 7/1/38	35,000	36,446
TOTAL MAINE		4,551,151
Maryland - 1.6%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/28	1,240,000	1,402,430
Baltimore Proj. Rev. (Wtr. Projs.) Series 2020 A:
4% 7/1/45	585,000	582,663
5% 7/1/50	645,000	697,493
City of Westminster Series 2016:
5% 11/1/27	130,000	137,748
5% 11/1/28	140,000	148,309
5% 11/1/29	145,000	153,608
5% 11/1/30	155,000	163,859
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	145,000	137,118
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	495,000	498,297
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (d)	530,000	492,268
5% 8/1/46 (d)	1,175,000	1,231,271
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	65,000	69,694
5% 6/1/35	100,000	105,670
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/29	1,260,000	1,379,509
Maryland Health & Higher Edl. Series 2021 A:
3% 7/1/46	3,970,000	3,037,332
3% 7/1/51	1,385,000	1,003,856
4% 6/1/55	200,000	171,803
5% 6/1/29	55,000	59,888
5% 6/1/33	130,000	142,637
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	85,000	77,428
5% 7/1/35	35,000	36,289
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	1,935,000	2,150,057
5% 6/1/52	455,000	502,142
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	260,000	253,523
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/33	1,000,000	1,108,991
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (d)	1,940,000	1,874,497
2.625% 6/1/27 (d)	1,590,000	1,530,663
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	720,000	798,862
5% 10/1/28	1,055,000	1,194,247
TOTAL MARYLAND		21,142,152
Massachusetts - 5.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	1,100,000	1,296,951
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	12,350,000	13,482,646
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	1,500,000	1,639,806
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	85,000	85,763
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	195,000	212,658
5% 7/1/34	215,000	232,338
Series 2017, 4% 7/1/41	505,000	500,312
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	50,000	45,315
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	50,000	51,991
5% 10/1/28	55,000	57,159
5% 10/1/29	55,000	57,092
5% 10/1/31	60,000	62,103
5% 10/1/32	65,000	67,151
Series 2016:
5% 10/1/29	50,000	53,316
5% 10/1/30	75,000	79,858
5% 7/1/31	85,000	89,510
5% 10/1/31	80,000	85,113
5% 10/1/43	440,000	443,178
Series 2019 A, 5% 7/1/26	795,000	824,169
Series 2019, 5% 9/1/59	1,185,000	1,229,500
Series 2020 A:
4% 7/1/45	930,000	843,469
5% 10/15/29	1,470,000	1,721,372
5% 10/15/30	1,470,000	1,755,192
Series 2021 V, 5% 7/1/55	1,595,000	1,875,292
Series 2022, 5% 10/1/38	2,500,000	2,888,753
Series J2, 5% 7/1/53	2,055,000	2,111,817
Series M:
4% 10/1/50	930,000	803,394
5% 10/1/45	700,000	718,151
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (d)	410,000	417,619
Series 2019 B, 5% 7/1/27 (d)	200,000	214,356
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	295,000	315,763
Series 2019 C, 5% 5/1/49	460,000	494,072
Series 2022 C, 5.25% 10/1/47	16,975,000	19,274,011
Series D, 5% 7/1/45	1,110,000	1,218,091
Series E, 5% 11/1/45	5,645,000	6,217,025
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	845,000	826,968
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	105,000	112,349
5% 7/1/34	55,000	58,715
5% 7/1/38	80,000	84,254
Series 2016 B, 5% 7/1/43 (d)	435,000	444,869
Series 2019 A, 5% 7/1/40 (d)	145,000	154,194
Series 2021 E:
5% 7/1/37 (d)	1,205,000	1,320,728
5% 7/1/41 (d)	2,040,000	2,191,956
5% 7/1/46 (d)	390,000	411,843
5% 7/1/51 (d)	2,645,000	2,773,295
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	435,000	448,366
TOTAL MASSACHUSETTS		70,291,843
Michigan - 1.9%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	120,000	121,645
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	160,000	155,768
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	605,000	440,982
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	125,000	131,871
5% 7/1/48	535,000	557,936
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	120,000	126,961
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	240,000	254,698
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	10,000	10,628
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	155,000	164,331
Series 2015 MI, 5% 12/1/24	225,000	233,959
Series 2018 B, 5% 10/1/33	4,435,000	5,009,549
Series 2019 A, 3% 12/1/49	815,000	602,843
Series 2020 A, 4% 6/1/49	1,725,000	1,534,684
Series 2021:
4% 9/1/39	175,000	172,591
4% 9/1/40	175,000	170,775
4% 9/1/41	145,000	140,179
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	70,000	76,293
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	5,000	5,581
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	165,000	164,138
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	9,250,000	9,246,400
Oakland Univ. Rev. Series 2019:
5% 3/1/40	300,000	319,264
5% 3/1/41	315,000	334,103
5% 3/1/44	615,000	648,902
5% 3/1/50	1,000,000	1,047,976
Portage Pub. Schools Series 2016:
5% 11/1/30	145,000	155,208
5% 11/1/31	130,000	138,675
5% 11/1/36	15,000	15,856
Univ. of Michigan Rev. Series 2020 A, 4% 4/1/45	440,000	440,877
Wayne County Arpt. Auth. Rev.:
Series 2015 G, 5% 12/1/28 (d)	275,000	286,100
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	77,662
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	60,000	61,837
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	61,489
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	66,246
5% 12/1/31	20,000	21,781
5% 12/1/32	20,000	21,752
5% 12/1/34	35,000	37,776
5% 12/1/35	30,000	32,119
5% 12/1/37	20,000	21,162
Series 2017 B:
5% 12/1/29 (d)	30,000	32,104
5% 12/1/30 (d)	35,000	37,358
5% 12/1/31 (d)	40,000	42,574
5% 12/1/32 (d)	25,000	26,575
5% 12/1/32 (d)	30,000	31,837
5% 12/1/34 (d)	30,000	31,660
5% 12/1/35 (d)	30,000	31,446
5% 12/1/37 (d)	45,000	46,735
5% 12/1/42 (d)	50,000	51,271
Series 2018 B, 5% 12/1/48 (d)	295,000	300,922
Series 2018 D, 5% 12/1/29 (d)	235,000	255,083
TOTAL MICHIGAN		23,998,162
Minnesota - 0.7%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	140,000	145,187
Series 2017, 5% 5/1/25	40,000	41,301
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	40,000	43,451
5% 10/1/45	85,000	87,351
Minnesota Hsg. Fin. Agcy. Series 2022 M, 6% 1/1/53	7,250,000	8,022,450
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	45,000	45,975
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	370,000	364,273
TOTAL MINNESOTA		8,749,988
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	5,100,000	5,144,219
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	400,000	391,497
5% 6/1/27	210,000	229,147
TOTAL MISSISSIPPI		5,764,863
Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	35,000	36,375
5% 3/1/31	80,000	82,971
5% 3/1/36	155,000	158,897
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (d)	145,000	153,131
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	50,000	50,291
3.25% 2/1/28	50,000	50,398
5% 2/1/29	65,000	67,620
5% 2/1/31	130,000	134,980
5% 2/1/33	145,000	150,181
5% 2/1/36	135,000	139,107
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	40,000	40,273
Series 2021 A, 3% 5/1/52	725,000	709,487
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	75,000	66,051
5.25% 9/1/53	1,335,000	1,173,831
TOTAL MISSOURI		3,013,593
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	30,000	29,957
Series 2019 B, 4% 6/1/50	25,000	25,276
Series 2022 C, 6% 6/1/53	2,150,000	2,375,833
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	930,000	680,895
TOTAL MONTANA		3,111,961
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	6,790,000	6,809,170
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	50,000	51,424
5% 7/1/36	35,000	37,369
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	440,000	326,830
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	95,000	94,810
Series 2019 E, 3.75% 9/1/49 (d)	115,000	114,066
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	125,000	130,768
5% 1/1/40	55,000	57,376
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	20,000	21,048
5% 12/15/26 (d)	75,000	80,252
5% 12/15/27 (d)	50,000	53,133
5% 12/15/30 (d)	75,000	79,474
5% 12/15/31 (d)	40,000	42,302
5% 12/15/33 (d)	40,000	42,110
5% 12/15/35 (d)	100,000	104,188
5% 12/15/36 (d)	25,000	25,933
TOTAL NEBRASKA		8,070,253
Nevada - 0.3%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	140,000	143,694
Series 2019 A, 5% 7/1/26	570,000	615,292
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	230,000	244,265
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	70,000	70,401
Series 2021 B, 3% 10/1/51	2,525,000	2,460,599
TOTAL NEVADA		3,534,251
New Hampshire - 0.6%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	780,000	578,530
5% 8/15/26	190,000	204,279
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	422,545	421,214
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	60,000	65,153
5% 8/1/29	55,000	59,745
5% 8/1/30	50,000	54,179
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	130,000	141,772
5% 7/1/32	195,000	211,780
5% 7/1/33	175,000	189,726
5% 7/1/34	270,000	291,773
5% 7/1/35	285,000	306,345
5% 7/1/36	300,000	320,619
5% 7/1/37	260,000	275,957
Series 2017, 5% 7/1/44	665,000	646,779
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	140,000	140,029
5% 7/1/24	50,000	50,062
5% 7/1/25	60,000	60,077
5% 7/1/27	25,000	25,032
Series 2016:
4% 10/1/38	120,000	110,499
5% 10/1/24	105,000	107,889
5% 10/1/25	105,000	110,144
5% 10/1/29	340,000	356,559
5% 10/1/31	265,000	275,867
5% 10/1/33	205,000	211,528
5% 10/1/38	375,000	378,503
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	2,415,331	2,311,098
TOTAL NEW HAMPSHIRE		7,905,138
New Jersey - 6.4%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	59,003
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	130,000	139,429
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	65,000	69,699
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	69,612
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	100,000	72,354
Series 2013, 5% 3/1/27	205,000	205,187
Series 2015:
5.25% 6/15/27	400,000	419,091
5.25% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	460,000	487,575
Series A:
5% 11/1/31	665,000	742,629
5% 11/1/36	745,000	804,274
Series QQQ:
4% 6/15/46	850,000	808,148
4% 6/15/50	4,215,000	3,912,701
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	72,931
Series 2013, 5% 3/1/24	910,000	910,816
Series 2014 PP, 5% 6/15/26	325,000	333,516
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	70,000	72,014
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	90,000	92,535
Series LLL, 5% 6/15/44	335,000	351,396
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	2,350,000	2,341,474
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	105,000	110,208
5% 7/1/32	120,000	125,853
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	325,000	371,735
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	100,000	105,153
5% 7/1/26 (Escrowed to Maturity)	55,000	59,352
5% 7/1/26 (Escrowed to Maturity)	20,000	21,550
5% 7/1/27	40,000	42,982
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	25,000	26,938
5% 7/1/28	20,000	21,481
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	35,000	37,770
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	25,000	26,938
5% 7/1/30	50,000	53,578
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	45,000	48,488
Series 2016:
4% 7/1/48	1,610,000	1,317,585
5% 7/1/41	185,000	184,499
Series 2021, 3% 7/1/39	590,000	501,249
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/24 (d)	2,600,000	2,668,060
5% 12/1/25 (d)	2,500,000	2,605,955
5% 12/1/26 (d)	1,970,000	2,085,420
Series 2018 B:
5% 12/1/25 (d)	215,000	224,112
5% 12/1/26 (d)	305,000	322,870
5% 12/1/27 (d)	750,000	805,967
5% 12/1/28 (d)	1,000,000	1,091,783
Series 2019 A:
5% 12/1/23	90,000	91,321
5% 12/1/24	55,000	56,890
5% 12/1/25	95,000	100,517
Series 2020:
5% 12/1/24 (d)	425,000	436,125
5% 12/1/24 (d)	205,000	210,366
5% 12/1/27 (d)	165,000	177,313
5% 12/1/28 (d)	295,000	323,114
Series 2022 A, 5% 12/1/26 (d)	205,000	217,011
Series 2022 B, 5% 12/1/26 (d)	2,100,000	2,223,036
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	3,225,000	3,335,043
Series 2018 B, 5% 6/1/46	6,620,000	6,644,811
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	235,000	243,602
Series 2022 B, 5% 1/1/46	15,000,000	16,583,979
Series D, 5% 1/1/28	245,000	262,901
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,460,000	1,545,866
Series 2006 C:
0% 12/15/25	2,500,000	2,304,436
0% 12/15/36 (AMBAC Insured)	3,000,000	1,710,506
Series 2010 A, 0% 12/15/27	690,000	593,623
Series 2014 BB2, 5% 6/15/33	1,280,000	1,452,275
Series 2016 A:
5% 6/15/27	135,000	143,603
5% 6/15/29	115,000	122,105
Series 2018 A, 5% 12/15/34	195,000	211,974
Series 2019 BB, 4% 6/15/50	3,540,000	3,286,112
Series 2021 A:
4% 6/15/34	170,000	177,121
5% 6/15/32	360,000	410,977
Series 2022 A:
4% 6/15/40	220,000	218,728
4% 6/15/41	945,000	932,655
Series 2022 AA:
5% 6/15/29	295,000	328,320
5% 6/15/30	1,625,000	1,831,808
5% 6/15/33	380,000	436,542
Series 2022 BB:
4% 6/15/46	1,750,000	1,663,834
4% 6/15/50	1,205,000	1,113,567
Series AA:
4% 6/15/36	280,000	285,173
4% 6/15/45	2,510,000	2,407,370
4% 6/15/50	3,210,000	2,979,780
5% 6/15/38	315,000	340,298
Series BB, 5% 6/15/33	1,265,000	1,387,821
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 5% 11/1/39	750,000	783,279
TOTAL NEW JERSEY		82,397,712
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	530,000	533,705
5% 9/1/24 (d)	295,000	302,097
5% 9/1/26 (d)	945,000	1,005,864
5% 9/1/27 (d)	445,000	481,221
5% 9/1/29 (d)	175,000	195,221
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	85,000	85,088
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	20,000	19,064
5% 5/15/39	15,000	13,449
5% 5/15/44	15,000	12,927
5% 5/15/49	30,000	24,867
TOTAL NEW MEXICO		2,673,503
New York - 8.5%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	65,000	67,679
4% 7/1/34	65,000	67,425
Series 2017:
5% 12/1/23 (e)	100,000	100,399
5% 12/1/24 (e)	100,000	101,102
5% 12/1/25 (e)	100,000	101,712
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	630,000	594,164
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	1,300,000	1,301,564
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	760,000	815,931
New York City Gen. Oblig.:
Series 2016 E, 5% 8/1/28	220,000	239,117
Series 2023 C:
5% 8/1/25	3,000,000	3,179,944
5% 8/1/26	3,600,000	3,910,406
Series 2023 D, 5% 8/1/25	2,000,000	2,119,963
Series A, 5% 8/1/26	295,000	320,436
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	355,000	332,749
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,435,000	2,255,397
Series 2021, 0.6%, tender 7/1/25 (b)	500,000	465,552
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	4,100,000	4,120,919
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	3,785,000	4,197,507
Series GG 1, 5% 6/15/48	5,265,000	5,686,190
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	90,000	94,260
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	585,000	628,513
Series 2018 B, 5% 8/1/45	1,860,000	1,978,132
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	1,000,000	1,202,418
New York Dorm. Auth. Rev.:
Series 2022 A:
5% 7/15/37	120,000	125,216
5% 7/15/42	340,000	346,056
5% 7/15/50	880,000	880,106
Series 2022:
4% 7/1/36	445,000	459,844
4% 7/1/38	140,000	141,551
4% 7/1/40	235,000	235,158
5% 7/1/34	295,000	343,532
5% 7/1/35	295,000	340,336
5% 7/1/37	485,000	548,912
5% 7/1/39	145,000	162,254
5% 7/1/41	260,000	288,049
5% 7/1/57	2,190,000	2,126,211
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	505,000	507,700
Series 2015 A1:
5% 11/15/29	145,000	149,000
5% 11/15/45	375,000	378,268
Series 2017 C1, 5% 11/15/30	990,000	1,065,584
Series 2017 D, 5% 11/15/30	2,120,000	2,281,856
Series 2020 D, 4% 11/15/46	3,440,000	3,172,446
New York State Dorm. Auth.:
Series 2018 A, 5.25% 3/15/38	585,000	645,531
Series 2019 D, 3% 2/15/49	4,140,000	3,195,356
Series 2021 A, 4% 3/15/39	9,000,000	9,057,171
Series 2021 E, 3% 3/15/50	675,000	517,727
Series 2022 A, 5% 3/15/41	295,000	329,403
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	355,000	325,871
1.1%, tender 5/1/27 (b)	1,310,000	1,190,642
Series J, 0.75% 5/1/25	415,000	387,663
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	50,000	49,418
New York State Urban Dev. Corp.:
Series 2020 A, 3% 3/15/50	7,910,000	6,195,378
Series 2020 E:
3% 3/15/48	8,915,000	7,089,480
3% 3/15/50	955,000	747,988
4% 3/15/44	2,555,000	2,531,952
4% 3/15/45	2,055,000	2,026,280
Series 2022 A, 5% 3/15/40	12,000,000	13,430,368
New York State Urban Eev Corp. Series 2019 A:
3% 3/15/49	1,000,000	787,638
5% 3/15/37	1,315,000	1,461,141
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	215,000	215,696
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	415,000	459,488
5% 12/1/33 (d)	640,000	704,098
5% 12/1/34 (d)	700,000	762,905
5% 12/1/35 (d)	350,000	377,549
5% 12/1/36 (d)	240,000	256,301
5% 12/1/37 (d)	635,000	673,326
5% 12/1/38 (d)	1,550,000	1,640,390
5% 12/1/39 (d)	1,185,000	1,247,443
5% 12/1/40 (d)	1,000,000	1,046,211
5% 12/1/41 (d)	910,000	947,282
5% 12/1/42 (d)	455,000	471,215
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	320,000	347,860
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	275,000	299,745
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	600,000	433,400
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	50,000	50,986
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	785,000	821,523
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	100,000	84,701
5.375% 11/1/54 (e)	260,000	189,412
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	255,000	265,398
TOTAL NEW YORK		108,697,494
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	330,000	340,715
Series 2021 227, 2% 10/1/34 (d)	2,390,000	1,931,543
Series 2022 236, 5% 1/15/47 (d)	10,480,000	11,158,090
TOTAL NEW YORK AND NEW JERSEY		13,430,348
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	80,000	87,428
5% 7/1/33	75,000	81,559
5% 7/1/37	180,000	192,379
Series 2017 B:
5% 7/1/23 (d)	10,000	10,044
5% 7/1/25 (d)	5,000	5,211
5% 7/1/26 (d)	5,000	5,306
5% 7/1/27 (d)	10,000	10,742
5% 7/1/28 (d)	10,000	10,716
5% 7/1/29 (d)	10,000	10,704
5% 7/1/30 (d)	15,000	16,020
5% 7/1/31 (d)	25,000	26,647
5% 7/1/32 (d)	25,000	26,570
5% 7/1/33 (d)	25,000	26,528
5% 7/1/34 (d)	30,000	31,668
5% 7/1/35 (d)	20,000	21,011
5% 7/1/36 (d)	15,000	15,676
5% 7/1/37 (d)	20,000	20,812
5% 7/1/42 (d)	60,000	61,681
Series 2017 C, 4% 7/1/32	75,000	77,732
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	2,620,000	2,649,432
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	20,000	22,290
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	165,000	183,891
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	875,000	864,281
Series 2020 A, 3% 7/1/45	565,000	452,237
TOTAL NORTH CAROLINA		4,910,565
North Dakota - 0.4%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	530,000	496,883
4% 12/1/36	335,000	307,129
4% 12/1/37	405,000	363,974
4% 12/1/38	365,000	322,882
5% 12/1/33	550,000	594,338
5% 12/1/34	660,000	708,110
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	235,000	230,015
Series 2021 B, 3% 7/1/52	755,000	735,354
Series 2022, 5% 1/1/53	945,000	999,613
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	1,345,000	923,623
TOTAL NORTH DAKOTA		5,681,921
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	715,000	727,455
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	150,000	157,465
5% 8/1/26	100,000	107,360
5% 8/1/27	125,000	136,897
5% 8/1/28	145,000	160,676
5% 8/1/29	265,000	293,632
5% 8/1/30	215,000	237,841
Series 2020 A, 4% 12/1/40	1,175,000	1,159,328
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	620,000	638,192
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	4,690,000	3,431,155
4% 6/1/48	260,000	229,446
5% 6/1/32	685,000	746,786
5% 6/1/33	2,275,000	2,472,765
Series 2020 B2, 5% 6/1/55	2,130,000	1,928,547
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	295,000	300,298
Columbus City School District Series 2016 A, 5% 12/1/29	105,000	113,324
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	325,000	345,997
5% 12/1/51	485,000	513,254
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	340,000	347,459
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	685,000	698,720
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	645,000	616,485
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	410,000	464,711
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	225,000	225,096
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	195,000	224,568
5% 3/1/29	260,000	299,423
5% 3/1/30	240,000	281,246
5% 3/1/30	355,000	416,009
Series 2021 B:
5% 2/1/29	475,000	546,045
5% 2/1/30	395,000	462,174
Series 2021 C:
5% 3/15/29	595,000	685,791
5% 3/15/30	595,000	697,753
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	345,000	369,399
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/25	350,000	363,819
5% 1/1/26	415,000	442,130
5% 1/1/27	955,000	1,040,734
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	75,000	68,785
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	30,566
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	585,000	680,114
5% 12/15/30	530,000	626,614
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	130,000	56,784
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	195,000	224,911
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	110,000	114,866
5% 2/15/34	20,000	20,586
Series 2019, 5% 2/15/29	145,000	153,465
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	230,000	238,795
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	260,000	268,426
6% 12/1/29	270,000	280,165
6% 12/1/30	290,000	301,655
6% 12/1/31	310,000	322,918
TOTAL OHIO		25,270,630
Oklahoma - 0.2%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019, 3.25% 9/1/38	2,015,000	1,572,967
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	115,000	118,537
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	65,000	68,698
5% 10/1/29	70,000	73,948
5% 10/1/36	50,000	52,622
5% 10/1/39	100,000	104,825
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	180,000	178,490
TOTAL OKLAHOMA		2,170,087
Oregon - 2.2%
Beaverton School District Series 2022 A:
0% 6/15/41	4,250,000	1,860,910
0% 6/15/42	4,155,000	1,718,363
Oregon Gen. Oblig. Series 2022 A:
5% 5/1/40	3,330,000	3,811,033
5% 12/1/52	670,000	708,282
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	235,000	233,758
Series 2019 A, 4% 7/1/50	420,000	422,278
Series 2020 A, 3% 7/1/52	1,165,000	1,139,577
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	785,000	823,963
Series 2022 28:
5% 7/1/41 (d)	1,760,000	1,900,092
5% 7/1/52 (d)	1,480,000	1,553,872
Series 2023 29:
5% 7/1/34 (d)	4,270,000	4,906,512
5% 7/1/35 (d)	3,650,000	4,151,194
5% 7/1/37 (d)	2,910,000	3,232,544
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	1,380,000	1,019,405
Series 2016 A, 4% 5/15/41	260,000	257,931
TOTAL OREGON		27,739,714
Pennsylvania - 6.3%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/32 (d)	3,940,000	4,390,681
5% 1/1/33 (d)	4,640,000	5,160,080
5% 1/1/51 (d)	2,730,000	2,833,761
5% 1/1/56 (d)	1,655,000	1,709,338
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	220,000	182,475
4% 12/1/41	335,000	246,950
4.25% 12/1/50	375,000	261,076
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	150,000	155,771
5% 7/1/34	20,000	20,385
5% 7/1/38	395,000	386,050
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	730,000	732,239
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	50,000	55,009
5% 7/15/29	80,000	89,409
5% 7/15/32	50,000	55,732
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	515,000	552,090
5% 6/1/28	275,000	306,631
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	55,000	58,234
5% 6/1/29	60,000	63,350
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	815,000	788,672
Series 2017:
5% 7/1/28	105,000	108,303
5% 7/1/29	400,000	412,917
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	75,000	60,376
Series 2019, 5% 7/1/49	285,000	225,192
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	125,000	127,280
4% 7/15/35	130,000	131,484
4% 7/15/37	255,000	254,631
5% 7/15/25	20,000	20,758
5% 7/15/26	65,000	68,711
5% 7/15/27	105,000	112,431
5% 7/15/28	80,000	86,329
5% 7/15/29	85,000	91,412
5% 7/15/30	110,000	117,954
5% 7/15/31	75,000	80,279
5% 7/15/32	80,000	85,534
5% 7/15/34	85,000	90,412
5% 7/15/36	255,000	267,889
5% 7/15/38	305,000	314,030
5% 7/15/43	355,000	365,128
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	130,000	134,673
Series 2021 A, 4% 11/1/51	3,835,000	3,271,490
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/49	5,000,000	4,581,018
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	50,000	53,137
5% 7/1/27	50,000	53,150
5% 7/1/28	50,000	53,015
5% 7/1/34	185,000	191,903
5% 7/1/36	100,000	102,803
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	20,000	20,074
5% 10/1/24	60,000	60,663
5% 10/1/25	55,000	55,545
5% 10/1/27	25,000	25,264
Series 2016 A:
5% 10/1/28	75,000	76,663
5% 10/1/29	130,000	132,854
5% 10/1/31	230,000	234,747
5% 10/1/36	415,000	416,342
5% 10/1/40	205,000	196,093
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	40,000	41,626
Series 2018 A, 4% 8/15/48	645,000	597,235
Series 2016 A, 5% 8/15/46	1,515,000	1,525,697
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(d)	935,000	912,459
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	175,000	183,276
Series 2017:
5% 5/1/35	65,000	69,152
5% 5/1/37	80,000	84,072
5% 5/1/41	360,000	373,498
Series 2016:
5% 5/1/28	25,000	26,516
5% 5/1/32	65,000	68,534
5% 5/1/33	85,000	89,501
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	105,000	104,376
Series 2021 134 A, 3% 10/1/49	5,000,000	4,913,576
Series 2021 134B, 5% 4/1/27 (d)	395,000	422,653
Series 2021 137, 3% 10/1/51	1,150,000	1,114,794
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	2,645,000	2,842,978
Series 2021 C:
5% 12/1/27	220,000	245,170
5% 12/1/28	215,000	244,560
Series 2023:
5% 12/1/36	620,000	704,639
5% 12/1/38	2,500,000	2,798,497
5% 12/1/39	3,000,000	3,334,048
5% 12/1/40	2,375,000	2,626,589
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	50,000	52,498
5% 7/1/26	50,000	53,779
5% 7/1/27	40,000	43,887
Series 2017 B:
5% 7/1/23 (d)	75,000	75,292
5% 7/1/26 (d)	150,000	157,749
5% 7/1/27 (d)	125,000	133,205
5% 7/1/28 (d)	150,000	159,940
5% 7/1/29 (d)	115,000	122,439
5% 7/1/32 (d)	150,000	158,507
5% 7/1/33 (d)	115,000	121,053
5% 7/1/34 (d)	205,000	215,160
5% 7/1/37 (d)	230,000	237,971
5% 7/1/42 (d)	685,000	700,983
5% 7/1/47 (d)	1,165,000	1,182,861
Series 2021:
5% 7/1/26 (d)	3,765,000	3,959,499
5% 7/1/27 (d)	5,190,000	5,530,676
5% 7/1/28 (d)	550,000	594,881
5% 7/1/34 (d)	1,100,000	1,221,807
5% 7/1/35 (d)	590,000	649,730
5% 7/1/51 (d)	1,000,000	1,040,052
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	400,000	405,778
Philadelphia School District:
Series 2016 D:
5% 9/1/25	445,000	467,640
5% 9/1/26	465,000	498,224
5% 9/1/27	490,000	526,332
5% 9/1/28	410,000	440,123
Series 2016 F:
5% 9/1/28	710,000	760,490
5% 9/1/29	460,000	491,938
Series 2018 A:
5% 9/1/36	95,000	103,047
5% 9/1/37	55,000	59,362
5% 9/1/38	90,000	96,566
Series 2018 B, 5% 9/1/43	130,000	137,940
Series 2019 A:
4% 9/1/35	385,000	392,896
5% 9/1/30	400,000	448,786
5% 9/1/31	320,000	358,750
5% 9/1/34	185,000	205,796
Series F, 5% 9/1/30	345,000	367,682
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	1,055,000	1,173,245
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	200,000	218,805
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	140,000	134,305
4% 6/1/49	335,000	309,001
5% 6/1/44	245,000	256,009
5% 6/1/49	390,000	404,827
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	65,000	67,736
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	280,000	288,411
5% 8/1/48	1,225,000	1,242,029
TOTAL PENNSYLVANIA		80,319,550
Puerto Rico - 1.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/37 (e)	3,250,000	3,191,322
Series 2021 B:
5% 7/1/33 (e)	400,000	398,385
5% 7/1/37 (e)	1,695,000	1,664,397
Series 2022 A, 4% 7/1/42 (e)	1,690,000	1,430,494
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	1,500,000	935,625
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,240,022	4,666,287
4% 7/1/33	1,927,686	1,732,863
4% 7/1/35	695,000	605,783
4% 7/1/37	850,000	719,172
5.625% 7/1/27	201,149	207,823
5.625% 7/1/29	1,000,434	1,044,414
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	8,088,000	5,395,221
Series 2019 A2, 4.329% 7/1/40	2,000,000	1,820,097
TOTAL PUERTO RICO		23,811,883
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	420,000	417,299
5% 9/1/36	355,000	338,554
Series 2016, 5% 5/15/39	320,000	322,956
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	7,000,000	8,625,117
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	75,000	75,353
Series 2021 74, 3% 4/1/49	640,000	627,486
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	175,000	174,060
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	70,000	68,571
5% 12/1/24 (d)	225,000	231,440
5% 12/1/28 (d)	500,000	547,651
TOTAL RHODE ISLAND		11,428,487
South Carolina - 0.5%
Charleston County Arpt. District Series 2019, 5% 7/1/43	145,000	154,652
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	140,000	146,644
5% 12/1/28	285,000	299,150
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	110,000	111,131
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	365,000	398,692
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	55,000	57,702
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	150,000	158,230
5% 12/1/38	15,000	15,392
Series 2016 B:
5% 12/1/31	55,000	58,117
5% 12/1/41	765,000	780,253
Series A, 5% 12/1/23 (Escrowed to Maturity)	385,000	390,853
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	945,000	899,687
4% 4/15/48	660,000	605,302
5% 4/15/48	2,265,000	2,328,594
TOTAL SOUTH CAROLINA		6,404,399
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	35,000	38,263
Series 2017:
5% 7/1/26	15,000	16,047
5% 7/1/28	15,000	16,480
5% 7/1/29	30,000	32,961
Series 2020 A, 3% 9/1/45	730,000	583,892
TOTAL SOUTH DAKOTA		687,643
Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/44	610,000	557,911
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	560,000	579,761
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	30,000	33,927
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (d)	235,000	246,567
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	130,000	132,040
Series 2019 B:
5% 7/1/38 (d)	965,000	1,032,825
5% 7/1/54 (d)	300,000	310,811
Series 2022 B:
5% 7/1/52 (d)	3,250,000	3,389,575
5.5% 7/1/39 (d)	2,000,000	2,251,807
5.5% 7/1/40 (d)	2,000,000	2,227,034
5.5% 7/1/42 (d)	3,500,000	3,859,569
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	3,010,000	3,296,026
5% 1/1/30	3,525,000	4,101,395
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	485,000	396,394
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	780,000	764,182
Series 2021 3A, 3% 1/1/52	300,000	292,793
TOTAL TENNESSEE		23,472,617
Texas - 4.9%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	50,000	51,135
5% 11/15/27 (d)	65,000	66,402
5% 11/15/28 (d)	75,000	76,514
5% 11/15/39 (d)	275,000	276,356
Series 2017 B:
5% 11/15/28 (d)	50,000	52,876
5% 11/15/30 (d)	80,000	84,338
5% 11/15/32 (d)	60,000	63,154
5% 11/15/35 (d)	65,000	67,691
5% 11/15/36 (d)	105,000	108,876
5% 11/15/37 (d)	70,000	72,358
5% 11/15/41 (d)	290,000	297,376
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/37	1,000,000	1,157,033
5% 11/15/38	1,250,000	1,437,516
5% 11/15/39	1,750,000	1,993,941
5% 11/15/40	2,000,000	2,254,083
5% 11/15/41	2,000,000	2,242,663
5% 11/15/42	3,000,000	3,346,572
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	1,785,000	2,073,299
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	65,000	67,884
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	25,000	26,350
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	50,000	52,699
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	295,000	310,926
Series 2021 C, 5% 1/1/27	1,055,000	1,115,451
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 B, 5% 11/1/37	3,000,000	3,422,275
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	585,000	620,718
El Paso Independent School District Series 2020:
5% 8/15/25	220,000	232,872
5% 8/15/26	380,000	412,773
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/36	1,000,000	1,138,850
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	525,000	481,098
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	160,000	171,992
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	70,000	74,000
Series 2021 A, 3% 10/1/51	1,000,000	749,534
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	500,000	569,026
5% 10/1/29	500,000	580,462
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	140,469
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	219,551
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	585,000	619,844
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	880,000	915,185
Series 2018 C:
5% 7/1/29 (d)	100,000	108,016
5% 7/1/30 (d)	105,000	113,317
5% 7/1/31 (d)	75,000	80,898
5% 7/1/32 (d)	90,000	96,961
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	235,000	256,797
5% 3/1/32	100,000	109,072
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/33	140,000	151,158
Series 2020 C:
4% 11/15/43	1,030,000	1,039,227
4% 11/15/49	1,030,000	1,021,660
5% 11/15/45	1,030,000	1,120,453
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	25,000	26,406
5% 10/15/30	95,000	99,825
5% 10/15/32	50,000	52,358
5% 10/15/36	35,000	36,080
5% 10/15/37	55,000	56,480
5% 10/15/38	80,000	81,996
5% 10/15/44	80,000	80,435
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	50,000	52,031
5% 11/1/27 (d)	110,000	114,409
5% 11/1/28 (d)	165,000	171,460
5% 11/1/29 (d)	100,000	103,516
5% 11/1/32 (d)	185,000	190,537
Series 2017:
5% 11/1/24 (d)	50,000	51,239
5% 11/1/25 (d)	50,000	52,039
5% 11/1/26 (d)	50,000	52,774
5% 11/1/27 (d)	50,000	52,807
5% 11/1/28 (d)	90,000	94,813
5% 11/1/29 (d)	65,000	68,298
5% 11/1/30 (d)	50,000	52,513
5% 11/1/31 (d)	115,000	120,991
5% 11/1/32 (d)	130,000	136,237
5% 11/1/33 (d)	50,000	52,313
5% 11/1/34 (d)	50,000	52,148
5% 11/1/36 (d)	50,000	51,685
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	295,000	309,669
5% 5/15/26	370,000	398,453
5% 5/15/27	440,000	484,389
Series 2015 D:
5% 5/15/28	110,000	115,086
5% 5/15/30	255,000	266,386
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 B, 3.95%, tender 6/1/23 (b)(d)	4,200,000	4,203,674
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	40,000	43,893
5% 8/15/29	100,000	109,609
5% 8/15/47	115,000	118,692
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	35,000	37,039
5% 4/1/30	175,000	185,163
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	50,000	52,946
5% 1/1/33	60,000	64,669
5% 1/1/34	75,000	80,575
5% 1/1/34	150,000	181,065
5% 1/1/35	110,000	117,585
5% 1/1/36	305,000	324,089
5% 1/1/37	405,000	428,011
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	20,000	21,184
5% 1/1/31	30,000	31,767
Series 2015 A, 5% 1/1/32	170,000	176,331
Series 2016 A, 5% 1/1/36	65,000	68,114
Series 2017 A:
5% 1/1/38	20,000	20,021
5% 1/1/39	1,650,000	1,750,077
Series 2018:
4% 1/1/37	625,000	635,216
4% 1/1/38	1,280,000	1,291,889
Northside Independent School District Bonds Series 2020, 0.7%, tender 6/1/25 (b)	730,000	691,351
San Antonio Independent School District Series 2016, 5% 8/15/31	220,000	238,454
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	625,000	671,853
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	20,000	21,955
5% 10/1/30	35,000	38,274
5% 10/1/31	30,000	32,719
5% 10/1/39	65,000	69,421
5% 10/1/40	50,000	53,271
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 4% 2/15/35	255,000	259,973
Tarrant County Tex Hosp. District Series 2023, 5% 8/15/33	1,000,000	1,200,549
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,072,940	975,952
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	245,000	247,790
Series A, 3.5% 3/1/51	290,000	288,458
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	210,000	205,415
4% 6/30/39	530,000	504,608
4% 6/30/40	440,000	414,969
Series 2013, 6.75% 6/30/43 (d)	760,000	767,298
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	165,000	179,800
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,195,000	2,920,901
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	585,000	625,389
Series 2020:
3% 10/15/38	1,000,000	916,159
5% 8/1/30	295,000	348,410
Series 2022, 4.45% 10/15/36	3,000,000	3,320,723
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	205,000	217,640
5% 2/15/34	255,000	270,361
5% 2/15/36	150,000	158,485
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	105,000	114,670
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/31	880,000	1,057,351
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	105,000	113,105
Weatherford Independent School District Series 2002, 0% 2/15/33	350,000	255,693
TOTAL TEXAS		62,341,680
Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	100,000	103,889
5% 7/1/27 (d)	215,000	230,079
5% 7/1/29 (d)	190,000	202,600
5% 7/1/30 (d)	140,000	148,834
5% 7/1/31 (d)	265,000	281,599
5% 7/1/33 (d)	205,000	217,278
5% 7/1/35 (d)	205,000	215,605
5% 7/1/36 (d)	275,000	287,730
5% 7/1/37 (d)	690,000	718,823
5% 7/1/42 (d)	1,240,000	1,275,216
Series 2018 A:
5% 7/1/33 (d)	485,000	520,789
5.25% 7/1/48 (d)	355,000	368,596
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	295,000	311,649
TOTAL UTAH		4,882,687
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	230,000	225,579
5% 10/15/46	290,000	275,442
(Middlebury College Proj.) Series 2020, 5% 11/1/49	625,000	664,521
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	380,000	369,440
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (d)	295,000	316,199
5% 6/15/29 (d)	500,000	534,562
Series 2020 A, 5% 6/15/28 (d)	295,000	313,229
TOTAL VERMONT		2,698,972
Virginia - 0.6%
Arlington County Series 2021, 5% 6/15/28	1,340,000	1,523,155
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	235,000	241,195
5% 6/15/30	65,000	66,354
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,250,000	1,644,519
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	30,000	29,907
Series 2016:
4% 6/15/37	35,000	34,786
5% 6/15/27	75,000	79,661
5% 6/15/30	30,000	31,582
5% 6/15/33	20,000	20,908
5% 6/15/34	40,000	41,725
5% 6/15/35	110,000	114,186
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	45,000	49,682
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	675,000	709,749
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (d)	955,000	953,604
4% 7/1/35 (d)	720,000	714,428
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/39	1,235,000	1,436,655
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	125,000	132,025
5% 1/1/34	75,000	78,596
5% 1/1/35	75,000	78,282
5% 1/1/44	50,000	50,978
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	240,000	232,300
TOTAL VIRGINIA		8,264,277
Washington - 2.2%
City of Olympia Series 2019, 2% 12/1/30	1,265,000	1,166,150
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	165,000	169,889
4% 6/1/28	105,000	109,459
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	85,000	87,735
Series 2016 B:
5% 10/1/28 (d)	175,000	184,399
5% 10/1/30 (d)	100,000	105,020
Series 2019 A, 4% 4/1/44 (d)	185,000	177,118
Series 2019:
5% 4/1/35 (d)	2,200,000	2,379,987
5% 4/1/44 (d)	440,000	460,509
Series 2021 C:
5% 8/1/24 (d)	575,000	588,334
5% 8/1/25 (d)	465,000	487,072
5% 8/1/26 (d)	640,000	683,312
5% 8/1/27 (d)	395,000	427,385
5% 8/1/28 (d)	1,105,000	1,210,097
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	255,000	235,670
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	285,000	286,036
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	210,000	210,763
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,940,000	1,376,758
Series 2021, 4% 7/1/31	4,190,000	4,002,180
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	210,000	218,484
Series 2017 D, 5% 2/1/33	180,000	196,117
Series 2018 C, 5% 8/1/30	340,000	376,170
Series 2022 C, 5% 2/1/41	3,225,000	3,635,799
Series 2022 D:
4% 7/1/36	850,000	900,062
4% 7/1/37	590,000	617,853
Series 2023 A, 5% 8/1/41	2,985,000	3,383,645
Series R-2017 A, 5% 8/1/30	105,000	113,458
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	40,000	41,380
5% 7/1/27	80,000	85,284
5% 7/1/28	95,000	98,432
5% 7/1/29	35,000	36,266
5% 7/1/30	45,000	46,591
5% 7/1/31	55,000	56,917
5% 7/1/32	100,000	103,372
5% 7/1/33	145,000	149,629
5% 7/1/34	35,000	36,077
5% 7/1/42	485,000	493,367
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	260,000	260,280
Series 2015, 5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	115,000	121,183
Series 2017, 4% 8/15/42	605,000	542,312
Series 2019 A2, 5% 8/1/44	340,000	349,921
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	1,270,000	931,671
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	110,000	115,888
5% 10/1/28	110,000	115,938
5% 10/1/35	115,000	118,882
5% 10/1/36	175,000	180,144
5% 10/1/40	170,000	173,011
Series 2019, 4% 10/1/49	735,000	630,632
TOTAL WASHINGTON		28,476,638
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	80,000	84,979
5% 1/1/32	70,000	74,285
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	295,000	309,821
5% 6/1/26	295,000	317,734
5% 6/1/27	295,000	325,074
5% 6/1/28	440,000	495,361
TOTAL WEST VIRGINIA		1,607,254
Wisconsin - 1.2%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	470,000	464,113
5.25% 10/1/48	470,000	456,383
Series 2022 A:
5.25% 3/1/42	295,000	300,674
5.25% 3/1/47	2,175,000	2,198,608
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	690,000	709,245
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	45,000	44,660
5% 5/15/28 (e)	70,000	68,974
5.25% 5/15/37 (e)	20,000	19,060
5.25% 5/15/42 (e)	415,000	381,180
5.25% 5/15/47 (e)	25,000	22,217
5.25% 5/15/52 (e)	45,000	39,105
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	45,000	39,159
5% 10/1/48 (e)	60,000	50,365
5% 10/1/53 (e)	90,000	73,813
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	100,000	96,017
Series 2018 A, 5% 12/1/27	1,000,000	1,029,516
Series 2021 A:
3% 7/1/50	655,000	478,416
4.5% 6/1/56 (e)	2,330,000	1,748,689
Series 2021 B, 6.5% 6/1/56 (e)	625,000	510,201
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	1,840,000	2,029,742
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	255,000	265,848
Series 2014, 4% 5/1/33	180,000	180,998
Series 2015, 3.15% 8/15/27	1,000,000	995,621
Series 2016 A:
5% 2/15/28	120,000	125,173
5% 2/15/29	155,000	161,512
5% 2/15/30	170,000	176,816
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	295,000	325,548
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	50,000	55,178
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	85,000	93,802
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	95,000	104,838
Series 2018, 5% 4/1/34	585,000	646,823
Series 2019 A:
5% 11/1/26	105,000	101,596
5% 11/1/46	300,000	242,077
Series 2019 B1, 2.825% 11/1/28	100,000	88,185
Series 2019 B2, 2.55% 11/1/27	40,000	37,453
Series 2019:
5% 10/1/30	120,000	134,280
5% 10/1/32	250,000	278,276
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	430,000	419,631
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	80,000	77,035
0.81%, tender 5/1/25 (b)	265,000	252,262
TOTAL WISCONSIN		15,523,089
TOTAL MUNICIPAL BONDS (Cost $1,163,553,948)		1,149,954,683

Municipal Notes - 0.2%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 4.13% 4/3/23, VRDN (b)(d)	1,100,000	1,100,000
Georgia - 0.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.1% 4/3/23, VRDN (b)(d)	1,000,000	1,000,000
TOTAL MUNICIPAL NOTES (Cost $2,100,000)		2,100,000

Money Market Funds - 10.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (h)(i) (Cost $129,050,574)	129,024,776	129,050,588

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,294,704,522)	1,281,105,271
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,799,150
NET ASSETS - 100.0%	1,284,904,421

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,766,451 or 1.1% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	119,418,566	65,824,022	56,192,000	931,840	-	-	129,050,588	6.8%
Total	119,418,566	65,824,022	56,192,000	931,840	-	-	129,050,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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